Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Cash Flow Information

Amounts included in continuing operations for the years ended December 31 were:

	Millions of Dollars
	2011	2010	2009
Noncash Investing and Financing Activities
Increase in PP&E related to an increase in asset retirement obligations	$182	808	974

Cash Payments
Interest	$919	1,120	1,052
Income taxes	10,285	8,262	6,377

Net Sales (Purchases) of Short-Term Investments
Short-term investments purchased	$(6,744)	(982)	—
Short-term investments sold	7,144	—	—

	$400	(982)	—